Long-Term Investments	6 Months Ended
Sep. 30, 2024
Long-Term Investments [Abstract]
Long-term investments

9. Long-term investments

As of September 30, 2024 and March 31, 2024, long-term investments consisted of the following:

	September 30, 2024	March 31, 2024
	(unaudited)
Investment in a partnership	$256,420	$256,420
Investment in cost-method investees	3,247,784	1,747,784
	$3,504,204	$2,004,204

On June 24, 2022, the Company entered into a partnership agreement to invest $256,420 (HKD 2,000,000) for 20% partnership interest in the limited partnership. The funds raised by the limited partnership are invested in biological entities. As of September 30, 2024 and March 31, 2024, the limited partnership incurred limited operations, and the Company did not record its share of the operating loss of the limited partnership for the six months ended September 30, 2024 and 2023. As of September 30, 2024 and March 31, 2024, no significant impairment indicators have been noted in connection with the investment.

As of September 30, 2024 and March 31, 2024, the investments in cost-method investees represented investments in four and three privately held companies, respectively, over which the Company owned equity interest of neither has control nor significant influence through investment in ordinary shares. The Company accounted for the investment in these privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuers. These privately held companies incurred minimal losses through September 30, 2024. For the six months ended September 30, 2024 and 2023, the Company did not record upward adjustments or downward adjustments on the investment. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security. As of September 30, 2024 and March 31, 2024, the Company did not recognize impairment against the investment security.